Offerings - Offering: 1	Jun. 26, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	4,900,000
Proposed Maximum Offering Price per Unit	48.50
Maximum Aggregate Offering Price	$ 237,650,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 36,384.22
Offering Note	1a. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also shall cover any additional shares of common stock of American Public Education, Inc., $0.01 par value per share (the "Common Stock"), that may be offered or issued under the Papa John's International, Inc.'s 2018 Omnibus Incentive Plan, as amended, in connection with any stock dividend, stock split, recapitalization or similar transaction. (2) Estimated in accordance with Rules 457(c) and 457(h) under the Securities Act, solely for purposes of calculating the registration fee, based on the average of the high and low prices of the Common Stock, as reported on The Nasdaq Stock Market on June 25, 2025.